INVESTMENTS IN ASSOCIATES - Summarized financial information of the Group's associates in the consolidated financial statements (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of associates [line items]
Profit for the year	¥ 459	$ 66	¥ 406	¥ 302
Other comprehensive income	25	4	16	36
Dividend received from the associates	231	$ 33	162	116
Associates [member]
Disclosure of associates [line items]
Profit for the year	459		406	302
Other comprehensive income	25		16	36
Total comprehensive income	484		422	338
Dividend received from the associates	¥ 231		¥ 162	¥ 116